Fair value measurements - Schedule of reconciliation of Level 3 assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Investments [Member] | Level 3 Continuity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance, beginning of period	$ 576	$ 350
Transfer to Level 1	(133)
Additions		250
Foreign exchange	(2)	(23)
Change in fair value	(12)	(1)
Balance, end of period	429	576
Derivative asset [Member] | Level 3 Continuity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance, beginning of period	0	0
Additions	2,000	0
Change in fair value	(700)	0
Balance, end of period	1,300	0
Warrant liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance, end of period	760
Warrant liability [Member] | Level 3 Continuity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Balance, beginning of period	0	0
Additions - reclassification from equity	5,112	0
Change in fair value	(4,352)	0
Balance, end of period	$ 760	$ 0